SHORT-TERM BANK DEPOSIT	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short Term Bank Deposits Disclosure [Text Block]
NOTE 4:-	SHORT-TERM BANK DEPOSIT

As of December 31, 2011 and 2010, the Company's bank deposits are as follows:

December 31, 2011
Amount	Maturity date	Annual interest

112	December 5, 2012	0.6%

December 31, 2010
Amount	Maturity date	Annual interest

78	January 11, 2011	1.82%
112	December 5, 2011	0.6%